John Deere Owner Trust 2018-B	EXHIBIT 99.2
Statement to Certificateholders

$260,000,000 Class A-1 2.53498% Asset Backed Notes due August 15, 2019
$252,000,000 Class A-2 2.83% Asset Backed Notes due April 15, 2021
$268,000,000 Class A-3 3.08% Asset Backed Notes due November 15, 2022
$81,460,000 Class A-4 3.23% Asset Backed Notes due June 16, 2025
$22,096,803 Overcollateralization

Payment Date:			15-May-20

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$26,539,938.23
		per $1,000 original principal amount:	$99.03

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$26,539,938.23

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$634,208.83
		per $1,000 original principal amount:	$2.37

		(iv) Class A-4 Notes:	$219,263.17
		per $1,000 original principal amount:	$2.69

		(v) Total:	$853,472.00

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$333,306,380.39

	(b)	Note Value at end of related Collection Period:	$324,111,214.22

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$22,096,803.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$220,554,410.85
		(ii) A-3 Note Pool Factor:	0.8229642

8

	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,460,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$300,108.51
		(i) per $1,000 original principal amount:	$0.32
	(b)	Amount of Servicing Fee earned:	$300,108.51
	(c)	Amount of Servicing Fee paid:	$300,108.51
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$606,255.86

(11)	(i)	Amount in Reserve Account:	$8,835,568.00
	(ii)	Specified Reserve Account Balance:	$8,835,568.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$8,658,238.79
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	2.60%

(13)	(i)	Aggregate amount of net losses for the collection period:	$153,339.26
	(ii)	Cumulative amount of net losses:	$2,103,301.20
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.23%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$754,886.50
		(ii) % of Pool Balance:	0.21%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

9